Cover	May 07, 2026	Nov. 06, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 04, 2026
Entity Registrant Name		NATURE’S SUNSHINE PRODUCTS, INC.
Entity Incorporation, State or Country Code		UT
Entity File Number		001-34483
Entity Tax Identification Number		87-0327982
Entity Address, Address Line One		2901 West Bluegrass Blvd., Suite 100
Entity Address, City or Town		Lehi
Entity Address, State or Province		UT
Entity Address, Postal Zip Code		84043
City Area Code		801
Local Phone Number		341-7900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, no par value
Trading Symbol		NATR
Entity Emerging Growth Company		false
Entity Central Index Key		0000275053
Amendment Flag		false